REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302

                                                                    May 1, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

         Re:      California Daily Tax Free Income Fund, Inc.
                  Post-Effective Amendment # 31 to Registration Statement No. 33-10436 on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

     On behalf of California Daily Tax Free Income Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2009.


     If you have any questions or comments regarding this filing, please call Leigh DeLuca at (212) 830-5433.

                                            Very truly yours,

                                    California Daily Tax Free Income Fund, Inc.

                                        /s/ Joseph Jerkovich
                                        By: Joseph Jerkovich
                                        Treasurer and Assistant Secretary